Details of the Statements of Profit or Loss and Other Comprehensive Income (Other Income (Expense), Net) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Total other income (expenses), net	€ 0	[1]	$ 0	€ (2,100)	[1]	€ 2,100	[1]

[1]	Indemnification in the amount of up to €2.1 million in connection with the announcement received from GSE, Italy’s energy regulation agency, by one of the Italian Subsidiaries, claiming alleged non-compliance of the installed modules with the required certifications under the applicable regulation and raising the need to examine incentive eligibility implications (the “GSE Claim”). The Company recorded this potential payment as other expenses. In 2020, with the cooperation of the acquirer of the Italian subsidiaries, an appeal was submitted to GSE. Following the positive outcomes of such appeal, the provision for the potential indemnification was cancelled.